[LETTERHEAD OF THACHER PROFFITT & WOOD LLP]


                                                                  March 22, 2006


Securities and Exchange Commission
Filing Desk - Division of Corporation Finance
100 F Street, N.E.
Washington, D.C.  20549

Attention: Filing Desk

   Credit Suisse First Boston Mortgage Securities Corp.
   Amendment No. 2 to Registration Statement on Form S-3/A relating to
   Conduit Mortgage and Manufactured Housing Contract Pass-through Certificates
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Ladies and Gentlemen:

         On behalf of Credit Suisse First Boston Mortgage Securities Corp. (the "Registrant"), we have caused to be filed with you electronically under EDGAR, the captioned Amendment No. 2 to Registration Statement on Form S-3/A.

         The objective of the above-captioned Amendment No. 2 to Registration Statement is to respond to the SEC Comment Letter to Credit Suisse First Boston Mortgage Securities Corp. dated March 15, 2006. These comments and our corresponding responses may be found below. In addition, we have incorporated disclosure relating to revolving credit loans that is consistent with the disclosure that is contained in the registration statement for the Registrant's affiliate, Credit Suisse First Boston Mortgage Acceptance Corp., which has previously been reviewed by the Commission. The disclosure relating to the revolving credit loans is consistent with the requirements of Regulation AB, and is contained in the base prospectus, along with bracketed disclosure in version 1 of the form of prospectus supplement. Please do not hesitate to contact us with any questions you may have.

REGISTRATION STATEMENT ON FORM S-3
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Derivatives, page 81
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COMMENT

1. We note your response to prior comment 10, but reissue the comment. We suggest that you delete reference to this derivative instrument. If you choose to include this form of derivative, you should provide a more comprehensive and detailed analysis on how the proposed swap will protect against defaults and losses on mortgage loans or to a class of offered securities. How will they operate? For instance, will the issuing entity pay premiums to the counterparty? What happens when a credit event occurs?

RESPONSE

We are removing credit default swaps from our registration statement at this time. In the event that we decide to include credit default swaps in the future, we will file a post-effective amendment to add disclosure regarding credit default swaps to the base prospectus.

COMMENT

2. We note your response to our prior comments 11 and 12. Please confirm that the administrator used in the mandatory auction on market value swaps will be completely independent of the depositor, underwriter or their affiliates.

RESPONSE

We confirm that the auction administrator would be completely independent of the depositor, underwriter or their affiliates.

COMMENT

3. Please provide a more detailed description of the mandatory auction procedure in the base prospectus at the top of page 82. For example, information you have provided in response to comment 12 describes what will happen if the auction fails, and what happens to the offered securities when the auction closes.

RESPONSE

We have added disclosure to the base prospectus in response to this comment.

         If you require any additional information, please call the undersigned at (212) 912-7450 or Rob Olin at (212) 912-8387.

                                             Very truly yours,


                                             /s/ Stephen S. Kudenholdt


                                             Stephen S. Kudenholdt


Copy with enclosures to:

Hanna Teshome
Division of Corporation Finance